Commitments, contingencies and operating risks - Pledge of assets and guarantees issued (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Assets pledged and guarantees
Maximum term of guaranties issued to non-related parties	6 years
Financial and performance guaranties issued	₽ 8,659	₽ 8,545
Major partner | Debt instruments
Assets pledged and guarantees
Pledged financial instruments as collateral for bank guarantee	4,297	3,628
Major partner | Cash deposit
Assets pledged and guarantees
Pledged financial instruments as collateral for bank guarantee	36	33
CBR | Debt instruments
Assets pledged and guarantees
Pledged financial instruments as collateral for bank guarantee	₽ 205	₽ 203